CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 320,179	$ 49,070	¥ 537,701
Time deposits	6,257	959	83,081
Restricted cash	38,369	5,880	0
Accounts receivable, net of allowance for doubtful accounts	32,790	5,025	31,442
Amounts due from related parties	305	47	16,492
Prepaid expenses and other current assets	138,353	21,204	132,539
Total current assets	536,253	82,185	801,255
Time deposits-non current			406
Accounts receivable, net of allowance for doubtful accounts-non current	192	29	724
Property and equipment, net	464,490	71,186	576,633
Intangible assets, net	13,444	2,060	17,669
Right-of-use assets	586,451	89,878	773,472
Goodwill	52,782	8,089	52,782
Long-term investments, net	67,592	10,359	67,773
Deferred income tax assets	142,220	21,796	99,789
Other non-current assets	95,825	14,685	121,517
Total assets	1,959,249	300,267	2,512,020
Current liabilities:
Short-term bank loans	10,710	1,641	89,162
Accounts payable	10,293	1,577	16,563
Amounts due to related parties	180	28	239
Operating lease liabilities-current	199,083	30,511	241,710
Income taxes payable	76,817	11,773	69,671
Deferred revenue-current	1,980,138	303,469	1,554,431
Accrued expenses and other current liabilities	391,904	60,062	397,558
Total current liabilities	2,669,125	409,061	2,369,334
Deferred revenue-non current	18,060	2,768	31,539
Operating lease liabilities-non current	406,251	62,261	508,810
Other non-current liabilities	5,082	779	5,401
Total liabilities	3,098,518	474,869	2,915,084
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	1,324,161	202,937	1,284,573
Accumulated other comprehensive income	49,120	7,528	51,386
Accumulated deficit	(2,045,891)	(313,547)	(1,279,248)
Total equity deficit to the shareholders of Tarena International, Inc.	(1,132,002)	(173,488)	(400,047)
Non-controlling interest	(7,267)	(1,114)	(3,017)
Total liabilities and equity	1,959,249	300,267	2,512,020
Common Class A
Shareholders' equity:
Ordinary shares	349	53	337
Treasury shares (7,099,141 and 7,199,870 Class A ordinary shares as of December 31, 2019 and 2020, at cost)	(459,815)	(70,470)	(457,169)
Common Class B
Shareholders' equity:
Ordinary shares	¥ 74	$ 11	¥ 74